Cash and Investments - Schedule of Interest Income and Dividends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Cash and short term investments	$ 117.5	$ 33.4
Bonds	441.9	622.4
Derivatives and other	(44.8)	(141.4)
Interest income	514.6	514.4
Dividends:
Dividend income	73.2	66.8
Investment expenses	(28.8)	(26.0)
Interest and dividends	559.0	555.2
Share of profit of associates	200.5	24.2
Preferred stocks
Dividends:
Dividend income	2.1	11.2
Common stocks
Dividends:
Dividend income	$ 71.1	$ 55.6